Shareholder Fees {- Fidelity® Corporate Bond ETF}	Dec. 30, 2020 USD ($)
10.31 Fidelity Fixed-Income ETFs Combo PRO-06 | Fidelity® Corporate Bond ETF
Shareholder Fees:
(fees paid directly from your investment)	none